Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Net revenues - third parties	$ 4,665,235	$ 1,511,624	$ 9,480,086	$ 2,606,547	$ 8,699,190	$ 5,041,194
Net revenues - related party	555,246	616,924	1,120,406	1,466,403	2,746,423	2,269,346
Total revenues	5,220,481	2,128,548	10,600,492	4,072,950	11,445,613	7,310,540
Cost of revenues	(3,375,878)	(350,796)	(7,041,796)	(657,135)	(4,980,591)	(3,737,989)
Gross profit	1,844,603	1,777,752	3,558,696	3,415,815	6,465,022	3,572,551
General and administrative expenses	(1,827,014)	(776,284)	(2,590,371)	(1,636,198)	(3,152,336)	(4,346,159)
Selling expenses	(335,261)	(46,875)	(357,727)	(112,184)	(211,504)	(475,619)
Total operating expenses	(2,162,275)	(823,159)	(2,948,098)	(1,748,382)	(3,363,840)	(4,821,778)
Operating income (loss)	(317,672)	954,593	610,598	1,667,433	3,101,182	(1,249,227)
Other income (expense)
Financial income (expense), net	137,799	(88,470)	222,595	(91,904)	30,278	(247,530)
Other income, net						7,828
Total other income (expense)	137,799	(88,470)	222,595	(91,904)	30,278	(239,702)
Net income (loss) before provision for income taxes	(179,873)	866,123	833,193	1,575,529	3,131,460	(1,488,929)
Income tax benefit (expense)	571,121	(73,391)	274,692	(145,012)	472,084	(812,593)
Net income	391,248	792,732	1,107,885	1,430,517	3,603,544	(2,301,522)
Net income (loss) attributable to non-controlling interest	93,545	(100,169)	192,993	(108,104)	(21,348)	(335,593)
Net income attributable to Sino-Global Shipping America, Ltd.	297,703	892,901	914,892	1,538,621	3,624,892	(1,965,929)
Comprehensive income
Net income	391,248	792,732	1,107,885	1,430,517	3,603,544	(2,301,522)
Foreign currency translation income (loss)	97,600	(104,312)	145,317	(118,882)	(73,741)	(134,155)
Comprehensive income	488,848	688,420	1,253,202	1,311,635	3,529,803	(2,435,677)
Less: Comprehensive income attributable to non-controlling interest	20,618	21,512	61,365	24,121	38,568	(97,409)
Comprehensive income attributable to Sino-Global Shipping America Ltd.	$ 468,230	$ 666,908	$ 1,191,837	$ 1,287,514	$ 3,491,235	$ (2,338,268)
Earnings per share
-Basic	$ 0.03	$ 0.11	$ 0.09	$ 0.19	$ 0.41	$ (0.23)
-Diluted	$ 0.03	$ 0.11	$ 0.09	$ 0.18	$ 0.41	$ (0.23)
Weighted average number of common shares used in computation
-Basic	10,367,492	8,280,535	10,236,513	8,280,535	8,911,494	8,651,606
-Diluted	10,415,503	8,342,870	10,286,683	8,318,541	8,949,960	8,651,606